Document and Entity Information	3 Months Ended
Nov. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Nov. 30, 2013
Entity Registrant Name	CERES, INC.
Entity Central Index Key	0000767884
Entity Filer Category	Non-accelerated Filer